Schedule of Assets Held at End of Year (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Participant notes receivable	$ 822,288	$ 992,713
Total	$ 68,109,229
EBP, Plan Number	001
Entity Tax Identification Number	38-3413392
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Investment, Identifier [Axis]: Common Collective Trust Funds | MetLife
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 965,058
Investment, Identifier [Axis]: Common Collective Trust Funds | State Street Global Advisors 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,480,263
Investment, Identifier [Axis]: Common Collective Trust Funds | State Street Global Advisors 10
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,355,755
Investment, Identifier [Axis]: Common Collective Trust Funds | State Street Global Advisors 11
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,702,115
Investment, Identifier [Axis]: Common Collective Trust Funds | State Street Global Advisors 12
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,718,361
Investment, Identifier [Axis]: Common Collective Trust Funds | State Street Global Advisors 13
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,146,149
Investment, Identifier [Axis]: Common Collective Trust Funds | State Street Global Advisors 14
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	827,610
Investment, Identifier [Axis]: Common Collective Trust Funds | State Street Global Advisors 16
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	588,681
Investment, Identifier [Axis]: Common Collective Trust Funds | State Street Global Advisors 17
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,397,241
Investment, Identifier [Axis]: Common Collective Trust Funds | State Street Global Advisors 18
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	942,727
Investment, Identifier [Axis]: Common Collective Trust Funds | State Street Global Advisors 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,671,052
Investment, Identifier [Axis]: Common Collective Trust Funds | State Street Global Advisors 3
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,155,632
Investment, Identifier [Axis]: Common Collective Trust Funds | State Street Global Advisors 4
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	548,121
Investment, Identifier [Axis]: Common Collective Trust Funds | State Street Global Advisors 5
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	15,823
Investment, Identifier [Axis]: Common Collective Trust Funds | State Street Global Advisors 6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	489,830
Investment, Identifier [Axis]: Common Collective Trust Funds | State Street Global Advisors 7
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,776,624
Investment, Identifier [Axis]: Common Collective Trust Funds | State Street Global Advisors 8
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,116,526
Investment, Identifier [Axis]: Common Collective Trust Funds | State Street Global Advisors 9
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,327,312
Investment, Identifier [Axis]: Mutual Funds | American Beacon
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,460,336
Investment, Identifier [Axis]: Mutual Funds | American Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,192,623
Investment, Identifier [Axis]: Mutual Funds | Dodge & Cox
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	698,399
Investment, Identifier [Axis]: Mutual Funds | FullerThaler
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,428,233
Company stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 16,282,470
EBP, Employer, Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares)	951,600